Business Combination - Schedule of Fair Value of the Total Consideration (Parentheticals) (Details) - First Towers [Member]	Dec. 31, 2025 shares [1]
Class A Special Shares [Member]
Schedule of Fair Value of the Total Consideration [Line Items]
Special shares (in Shares)	6,441
Class B Special Shares [Member]
Schedule of Fair Value of the Total Consideration [Line Items]
Special shares (in Shares)	212,265

[1]	The fair value of 218,706 special shares issued was determined to be $92.81 per special share using the market price at acquisition date.